Note 10 - Sales of Unregistered Securities	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Restricted Stock Shares Activity [Text Block]
(10)	Sales of Unregistered Securities

On
December 24, 2018,
the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with entities affiliated with its existing investors (the “Investors”), relating to an offering and sale (the “Offering”) of an aggregate of
5,333,332
shares of the Company’s common stock at a purchase price of
$0.75
per share, and warrants to purchase up to
one
-half of the number of shares of common stock sold to an Investor, up to an aggregate for all Investors of
2,666,666
shares of Common Stock (the “Warrant Shares”) at an exercise price of
$0.75
per share, for aggregate net proceeds of
$3.8
 million net of
$200,000
expenses. Both the common stock and the common stock warrants are classified as equity and recorded on a relative fair value basis. The warrants will expire on
December 24, 2023.
The warrants contain customary adjustments and are exercisable immediately for cash and after six
months will also be exercisable on a cashless basis if there is no
effective registration statement registering the resale of the Warrant Shares. The Investors do not
have registration rights in connection with any securities purchased in the Offering. The closing of the Offering took place on
December 24, 2018.